Financing Arrangements Convertible Debt (Details) - USD ($)			3 Months Ended	12 Months Ended
	May 09, 2016	Apr. 04, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 1,000
Debt Conversion, Converted Instrument, Shares Issued		185.1852
Debt Instrument, Convertible, Conversion Price		$ 5.40
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		150.00%
Debt Instrument, Convertible, Threshold Trading Days		20
Debt Instrument, Convertible, Threshold Consecutive Trading Days		30 days
Debt Instrument, Interest Rate, Effective Percentage				9.75%
Debt Related Commitment Fees and Debt Issuance Costs				$ 6,800,000
Debt Issuance Costs, Net				4,800,000
Convertible Debt, Fair Value Disclosures				237,400,000
Debt Instrument, Convertible, Remaining Discount Amortization Period			5 years 3 months
Payments for Hedge, Financing Activities				59,163,000	$ 0	$ 0
Proceeds from Debt, Net of Issuance Costs				$ 243,200,000
Debt Instrument, Interest Rate, Stated Percentage		3.25%
Hedging Activity, Shares Covered	46,300,000
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants				46,300,000
Convertible Note Hedge, Strike Price	$ 5.40
Proceeds from Issuance of Warrants				$ 35,495,000	0	0
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.50	$ 8.50
Share Price				$ 3.32
Interest Expense, Debt, Excluding Amortization				$ 6,095,000
Debt Instrument, Face Amount				250,000,000
Debt Instrument, Unamortized Discount				(71,005,000)
Convertible Notes Payable, Noncurrent				178,995,000
Amortization of Debt Discount (Premium)				7,376,000	$ 0	$ 0
Interest Expense, Debt				13,471,000
Senior Notes [Member]
Debt Instrument [Line Items]
Convertible Debt		$ 250,000,000
Transaction Costs [Member]
Debt Instrument [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				2,000,000
Excluding Transaction Costs [Member]
Debt Instrument [Line Items]
Payments for Hedge, Financing Activities				59,100,000
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt				$ 67,014,000